UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        August 16, 2010

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         59

Form 13F Information Table Value Total:         $620,661,648

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     5,989,575     75,827  Sole                 0    75,827
Altisource Portfolio  Soluti Com    L0175J104    14,169,439    572,734  Sole           212,000   360,734
American Eagle Outfitters    Com    02553E106     2,848,564    242,431  Sole                 0   242,431
American Express Company     Com    025816109     6,700,566    168,780  Sole                 0   168,780
AOL Inc.                     Com    00184X105     9,025,833    434,143  Sole           183,825   250,318
Bank of New York Mellon Corp Com    064058100    19,145,911    775,452  Sole           553,400   222,052
Barrick Gold Corp.           Com    067901108    26,354,148    580,360  Sole           379,300   201,060
BP Amoco PLC                 Com    0556222104      282,186      9,771  Sole             8,300     1,471
Broadridge Financial Solutio Com    11133T103     8,815,197    462,740  Sole           200,700   262,040
Capital One Financial        Com    14040H105     2,204,007     54,690  Sole                 0    54,690
Cisco Systems                Com    17275R102    18,226,677    855,311  Sole           399,100   456,211
Clearwire Corp.              Com    18538Q105    20,236,485  2,779,737  Sole         1,919,800   859,937
Cogent Communications Group  Com    19239V302     5,061,924    667,800  Sole           667,800         0
Corning Inc.                 Com    219350105    34,808,337  2,155,315  Sole         1,639,825   515,490
Covanta Holding Corp.        Com    22282E102     4,090,878    246,587  Sole             8,525   238,062
DDI Corp.                    Com    233162502     6,726,549    893,300  Sole           893,300         0
DirecTV Class A              Com    25490A101    10,535,076    310,586  Sole                 0   310,586
Dish Network Corp.           Com    25470M109    28,844,869  1,589,249  Sole         1,165,200   424,049
Domtar Inc.                  Com    257559203    26,262,075    534,325  Sole           345,025   189,300
Dragonwave Inc.              Com    26144M103     3,916,262    653,800  Sole           653,800         0
Dress Barn Inc.              Com    261570105     3,626,144    152,295  Sole                 0   152,295
Ebay Inc.                    Com    278642103    33,081,974  1,686,995  Sole           986,250   700,745
EMC Corp.                    Com    268648102       672,891     36,770  Sole                 0    36,770
Fairchild Semiconductor      Com    303726103    32,231,855  3,832,563  Sole         2,788,875 1,043,688
Ferro Corp.                  Com    315405100       140,214     19,025  Sole            11,625     7,400
FiberTower Corp.             Com    31567R209       230,166     52,004  Sole                 0    52,004
First Marblehead Corp.       Com    320771108       407,867    173,560  Sole                 0   173,560
Goldman Sachs                Com    38141G104    19,584,960    149,196  Sole           105,314    43,882
H & R Block Inc.             Com    093671105     5,425,367    345,785  Sole                 0   345,785
JP Morgan Chase & Co.        Com    46625H100    39,201,330  1,070,782  Sole           771,200   299,582
Knoll Inc                    Com    498904200     9,331,334    702,132  Sole           264,600   437,532
Knology Inc.                 Com    499183804    11,873,259  1,086,300  Sole           430,900   655,400
Liberty Media Corp. Liberty  Com    53071M708     1,683,452     32,474  Sole                 0    32,474
Mastercard Inc.              Com    57636Q104     3,996,187     20,028  Sole             1,925    18,103
Merck & Co.                  Com    58933Y105     6,980,467    199,613  Sole                 0   199,613
Methode Electronics Inc.     Com    591520200     1,917,670    196,886  Sole                 0   196,886
Microsoft Corp.              Com    594918104     5,440,924    236,459  Sole                 0   236,459
Municipal Mtg & Eqty         Com    62624B101        50,655    452,275  Sole                 0   452,275
NCR Corp.                    Com    62886E108    19,317,838  1,593,881  Sole           856,200   737,681
Newell Rubbermaid Inc.       Com    651229106     9,321,727    636,730  Sole           263,075   373,655
Nighthawk Radiology Inc.     Com    65411N105     4,113,334  1,588,160  Sole         1,045,600   542,560
Nokia Corp.                  Com    654902204     2,656,395    325,938  Sole                 0   325,938
Performance Technologies Inc Com    71376K102     3,825,876  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    26,052,489    461,106  Sole           281,600   179,506
Pro Shares Short Russell 200 Com    74347R826       222,480      5,150  Sole             5,150         0
RCN Corp.                    Com    749361200     4,904,998    331,195  Sole             1,400   329,795
Spectrum Control             Com    847615101     1,346,554     96,320  Sole                 0    96,320
Sprint Nextel                Com    852061100    26,682,216  6,292,975  Sole         4,406,200 1,886,775
Time Warner Cable Inc.       Com    88732J207     4,005,890     76,918  Sole                 0    76,918
Time Warner Inc.             Com    887317303    18,090,375    625,748  Sole           306,800   318,948
Tollgrade Communications     Com    889542106       291,173     46,218  Sole                 0    46,218
Tyco International Ltd.      Com    H89128104     3,165,451     89,851  Sole                 0    89,851
US Bancorp                   Com    902973304    18,471,336    826,458  Sole           390,575   435,883
Wal-Mart Stores              Com    931142103    15,691,518    326,431  Sole           217,375   109,056
Walt Disney Co.              Com    254687106     4,628,610    146,940  Sole                 0   146,940
Wells Fargo & Co             Com    949746101     9,286,400    362,750  Sole           355,700     7,050
Wells Fargo 7.5% Pfd L       Com    949746804     7,555,996      8,116  Sole                 0     8,116
Winn-Dixie Stores            Com    974280307     7,248,036    751,871  Sole           637,581   114,290
WSFS Financial               Com    929328102     3,661,682    101,912  Sole                 0   101,912

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